497(e)
                                                                       333-61380

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Income Manager(R)                o Accumulator(R) Plus(SM)        o Accumulator(R) Express(SM)
o Income Manager Accumulator(R)    o Accumulator(R)                 o Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o Accumulator(R) Select(SM)      o Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o Accumulator(R) Select(SM) II   o Stylus(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.



CHANGE OF PROCESSING OFFICE ADDRESS
Note that the addresses to which you communicate with us have changed. Please replace the first two shaded sub-sections in your Prospectus section entitled "How to reach us," under "Who is AXA Equitable?," with the following:


HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



-------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
-------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R) Series, Income Manager(R) or Stylus(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R) Series, Income Manager(R) or Stylus(R)
     500 Plaza Drive, 6th Floor (6-017)
     Secaucus, NJ 07094



-------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
-------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R) Series, Income Manager(R) or Stylus(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R) Series, Income Manager(R) or Stylus(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


SAR/Inforce                                                             x02178

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor (6-017), Secaucus, New Jersey 07094.























Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Express(SM) and Accumulator(R) Elite(SM) are service marks of AXA Equitable Life Insurance Company.

Accumulator(R), Income Manager(R) and Stylus(R) are issued by and are registered servicemarks of AXA Equitable Life Insurance Company.
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

  (Copyright) 2008 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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